Debt (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 09, 2022	Jan. 25, 2022	Jan. 18, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 08, 2021
Debt Instrument [Line Items]
Loss on debt extinguishment				$ 0	$ 0	$ 37,216
Reacquired treasury stock		$ 170,900
Columbia Warrants
Debt Instrument [Line Items]
Reclassification to equity				$ 124,800
Cantor Loan
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	26,050
VWAP threshold (in dollars per share)		$ 8.00
Debt instrument, converted instrument, additional shares issued		197,005
Columbia Loan
Debt Instrument [Line Items]
Loans payable							$ 40,100
Class A ordinary shares | Cantor Loan
Debt Instrument [Line Items]
Stock issued during period, conversion of convertible securities (in shares)		788,021	788,021
VWAP threshold (in dollars per share)		$ 10.00
Convertible Debt
Debt Instrument [Line Items]
Loss on debt extinguishment						$ 37,200
Convertible Debt | Class A ordinary shares
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued		17,980,954